Other Current Assets - Schedule of Other Current Assets (Details) (10-K) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Other Assets [Abstract]
Prepaid insurance		$ 28,000	$ 5,000
Prepaid inventory		59,000	52,000
Prepaid rent		42,000
Prepaid offering costs		198,000
Other assets			25,000
Prepaid expenses		44,000	9,000
Security deposits			1,000
Total other current assets	$ 741,000	$ 371,000	$ 92,000